UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce W. Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copy to:

Matthew L. Thompson, Esq.

Faegre & Benson LLP

90 South 7th Street, Suite 2200

Minneapolis, MN 55402

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (56.53%)
Basic Materials (4.87%)
Chemicals (1.21%)
LyondellBasell Industries NV, Class A	14,305	$982,896
The Mosaic Co.	15,000	616,350

		1,599,246

Forest Products & Paper (1.02%)
Boise, Inc.	104,422	950,240
Domtar Corp.	5,840	405,939

		1,356,179

Iron/Steel (0.94%)
AK Steel Holding Corp.(a)	88,019	299,265
Allegheny Technologies, Inc.	34,400	948,408

		1,247,673

Mining (1.70%)
Freeport-McMoRan Copper & Gold, Inc.	25,900	732,452
Newmont Mining Corp.	34,537	1,036,110
Silver Wheaton Corp.	21,000	482,370

		2,250,932

Total Basic Materials		6,454,030

Communications (2.50%)
Internet (0.88%)
Symantec Corp.	7,194	191,936
Zynga, Inc., Class A(a)	324,976	968,429

		1,160,365

Media (0.34%)
Cumulus Media, Inc., Class A(a)	106,297	454,951

Telecommunications (1.28%)
Cisco Systems, Inc.	16,992	434,145
Corning, Inc.	33,641	511,007
Verizon Communications, Inc.	15,268	755,461

		1,700,613

Total Communications		3,315,929

Consumer, Cyclical (13.02%)
Airlines (1.40%)
Delta Air Lines, Inc.(a)	22,462	476,868
Republic Airways Holdings, Inc.(a)	19,168	263,177
Spirit Airlines, Inc.(a)	23,453	775,122
United Continental Holdings, Inc.(a)	9,970	347,454

		1,862,621

Apparel (0.65%)
Coach, Inc.	16,234	862,512

	Shares	Value

Consumer, Cyclical (continued)
Auto Manufacturers (1.02%)
Ford Motor Co.	42,372	$715,239
General Motors Co.(a)	17,774	637,554

		1,352,793

Auto Parts & Equipment (4.71%)
Delphi Automotive PLC	12,441	668,331
The Goodyear Tire & Rubber Co.(a)	38,408	710,548
Lear Corp.	8,708	603,203
Magna International, Inc.	8,242	630,183
Tenneco, Inc.(a)	13,061	631,238
Tower International, Inc.(a)	68,796	1,534,839
TRW Automotive Holdings Corp.(a)	6,064	444,552
WABCO Holdings, Inc.(a)	12,900	1,019,874

		6,242,768

Retail (5.24%)
Barnes & Noble, Inc.(a)	25,723	459,155
Bed Bath & Beyond, Inc.(a)	13,059	998,622
Best Buy Co., Inc.	5,425	163,238
Darden Restaurants, Inc.	1,000	49,050
Dollar General Corp.(a)	3,000	164,010
Ezcorp, Inc., Class A(a)	40,908	739,617
Foot Locker, Inc.	28,700	1,036,931
The Pantry, Inc.(a)	54,980	684,501
Rite Aid Corp.(a)	391,776	1,175,328
Roundy’s, Inc.	79,209	722,386
Staples, Inc.	44,698	760,760

		6,953,598

Total Consumer, Cyclical		17,274,292

Consumer, Non-cyclical (7.77%)
Commercial Services (2.35%)
RR Donnelley & Sons Co.	27,150	515,579
Sotheby’s	15,434	694,530
United Rentals, Inc.(a)	23,328	1,337,161
The Western Union Co.	31,665	568,703

		3,115,973

Food (0.93%)
Safeway, Inc.	47,800	1,232,762

Healthcare-Products (0.46%)
TearLab Corp.(a)	42,867	606,568

Healthcare-Services (2.58%)
Emeritus Corp.(a)	34,964	810,815
Humana, Inc.	7,612	694,671
UnitedHealth Group, Inc.	9,605	699,724
WellCare Health Plans, Inc.(a)	10,613	647,712
WellPoint, Inc.	6,725	575,391

		3,428,313

	Shares	Value

Consumer, Non-cyclical (continued)
Pharmaceuticals (1.45%)
Herbalife Ltd.	29,431	$1,927,730

Total Consumer, Non-cyclical		10,311,346

Energy (5.34%)
Oil & Gas (5.34%)
Bill Barrett Corp.(a)	22,387	501,916
Chesapeake Energy Corp.	23,356	544,195
EPL Oil & Gas, Inc.(a)	19,528	628,020
EQT Corp.	6,703	579,809
Gran Tierra Energy, Inc.(a)	155,404	955,735
Helmerich & Payne, Inc.	13,708	866,346
Range Resources Corp.	9,658	763,948
Repsol SA, Sponsored ADR	9,335	222,920
SandRidge Energy, Inc.(a)	57,919	313,921
Stone Energy Corp.(a)	18,309	446,007
Ultra Petroleum Corp.(a)	22,192	480,457
Vantage Drilling Co.(a)	427,492	786,585

		7,089,859

Total Energy		7,089,859

Financials (10.46%)
Banks (0.78%)
Bank of America Corp.	58,714	857,224
Morgan Stanley	6,700	182,307

		1,039,531

Diversified Financial Services (2.53%)
Ameriprise Financial, Inc.	3,136	279,104
DFC Global Corp.(a)	27,984	433,472
Encore Capital Group, Inc.(a)	14,984	582,279
Nationstar Mortgage Holdings, Inc.(a)	23,108	1,069,438
Ocwen Financial Corp.(a)	20,681	984,829

		3,349,122

Insurance (1.81%)
Berkshire Hathaway, Inc., Class B(a)	2,980	345,293
Hartford Financial Services Group, Inc.	11,877	366,524
HCI Group, Inc.	5,700	208,050
ING US, Inc.	12,296	382,651
MBIA, Inc.(a)	31,376	423,576
MetLife, Inc.	10,731	519,595
Prudential Financial, Inc.	1,913	151,070

		2,396,759

Investment Companies (0.21%)
KKR Financial Holdings LLC	26,051	275,359

Private Equity (2.73%)
American Capital Ltd.(a)	90,997	1,243,019
Apollo Global Management LLC, Class A	28,206	753,664
Blackstone Group LP	29,892	674,065

	Shares	Value

Financials (continued)
KKR & Co. LP	46,746	$955,956

		3,626,704

Real Estate (0.06%)
AV Homes, Inc.(a)	4,917	79,410

Real Estate Investment Trusts (1.25%)
American Capital Agency Corp.	30,746	692,708
American Capital Mortgage Investment Corp.	26,383	516,579
Anworth Mortgage Asset Corp.	92,363	448,884

		1,658,171

Specialty Finance (1.09%)
Capitol Acquisition Corp. II(a)	143,155	1,445,865

Total Financials		13,870,921

Industrials (5.04%)
Aerospace & Defense (0.34%)
United Technologies Corp.	4,200	443,394

Engineering & Construction (0.76%)
Fluor Corp.	16,200	1,013,472

Machinery-Construction & Mining (0.75%)
Joy Global, Inc.	20,094	994,653

Miscellaneous Manufacturing (0.55%)
3M Co.	1,700	199,631
Crane Co.	8,684	528,856

		728,487

Packaging & Containers (2.44%)
Ball Corp.	22,557	1,010,328
Berry Plastics Group, Inc.(a)	47,387	1,092,744
Owens-Illinois, Inc.(a)	38,200	1,136,450

		3,239,522

Transportation (0.20%)
United Parcel Service, Inc., Class B	3,028	262,830

Total Industrials		6,682,358

Technology (7.53%)
Computers (3.03%)
Apple, Inc.	2,612	1,181,930
CACI International, Inc., Class A(a)	4,236	281,270
Dell, Inc.	202,248	2,562,482

		4,025,682

	Shares	Value

Technology (continued)
Semiconductors (2.75%)
Applied Materials, Inc.	32,918	$536,892
Intel Corp.	20,182	470,241
Kulicke & Soffa Industries, Inc.(a)	76,600	893,922
QLogic Corp.(a)	60,271	663,584
QUALCOMM, Inc.	10,214	659,314
Silicon Motion Technology Corp., ADR	35,000	417,900

		3,641,853

Software (1.75%)
BMC Software, Inc.(a)	7,076	325,284
Microsoft Corp.	40,476	1,288,351
Oracle Corp.	21,874	707,624

		2,321,259

Total Technology		9,988,794

TOTAL COMMON STOCKS (Cost $67,798,705)		74,987,529

EXCHANGE TRADED FUNDS (22.99%)
Equity Funds (22.99%)
Industrial Select Sector SPDR® Fund	55,294	2,497,077
Market Vectors® Gold Miners ETF	100,254	2,702,848
Market Vectors® Junior Gold Miners ETF	52,665	2,131,332
SPDR® S&P 500® ETF Trust(b)	109,759	18,511,953
Technology Select Sector SPDR® Fund(b)	146,811	4,656,845

		30,500,055

TOTAL EXCHANGE TRADED FUNDS (Cost $30,553,622)		30,500,055

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (1.76%)
Purchased Call Options (1.26%)
3M Co.
	10/19/2013	$115.00	10	$4,410
	09/21/2013	120.00	32	3,712
	10/19/2013	120.00	26	5,304
Apple, Inc.	09/21/2013	450.00	40	58,400
Bristol-Myers Squibb Co.	01/17/2015	35.00	43	40,420
CBOE® SPX® Volatility	09/18/2013	16.00	100	13,500
ConocoPhillips	08/17/2013	60.00	65	33,670
Dell, Inc.	01/17/2015	12.00	140	22,400
Dollar General Corp.
	11/16/2013	50.00	200	132,000
	09/21/2013	55.00	8	2,088
Dr. Pepper Snapple Group, Inc.	08/17/2013	45.00	37	7,215
Exxon Mobil Corp.
	01/18/2014	92.50	35	12,775
	01/17/2015	92.50	35	22,330
	08/17/2013	95.00	28	1,344
General Electric Co.	09/21/2013	25.00	346	9,688

	Expiration Date	Exercise Price	Contracts	Value

Purchased Call Options (continued)
General Mills, Inc.	10/19/2013	$50.00	25	$6,950
Herbalife Ltd.
	11/16/2013	48.00	200	383,000
	08/02/2013	52.50	100	100,500
Industrial Select Sector SPDR® Fund	09/21/2013	46.00	1,514	83,270
International Business Machines Corp.	10/19/2013	200.00	49	18,620
Materials Select Sector SPDR® Fund	09/21/2013	40.00	1,000	126,000
McDonald’s Corp.	12/21/2013	100.00	330	69,300
NIKE, Inc.	10/19/2013	62.50	55	14,960
Nucor Corp.	01/17/2015	45.00	33	19,635
Pfizer, Inc.	01/17/2015	27.00	54	20,250
Raytheon Co.	01/17/2015	60.00	25	32,438
Ross Stores, Inc.	08/17/2013	60.00	41	30,135
SPDR® S&P 500® ETF Trust	09/21/2013	171.00	600	117,600
Technology Select Sector SPDR® Fund
	01/17/2015	31.00	233	64,541
	09/21/2013	33.00	1,514	19,682
United Parcel Service, Inc.	10/19/2013	87.50	160	28,800
United Technologies Corp.
	11/16/2013	92.50	100	142,000
	08/17/2013	97.50	20	17,500
Zynga, Inc.
	01/18/2014	4.00	805	12,075
	01/18/2014	10.00	728	1,092

Total Purchased Call Options				1,677,604

Purchased Put Options (0.50%)
American Tower Corp.	10/19/2013	75.00	100	57,000
Campbell Soup Co.	08/17/2013	45.00	800	8,000
CBOE® SPX® Volatility	01/22/2014	19.00	500	157,500
Cheniere Energy, Inc.	08/17/2013	25.00	40	1,000
ConocoPhillips	08/17/2013	60.00	12	72
Dollar General Corp.	11/16/2013	52.50	80	23,600
Dr. Pepper Snapple Group, Inc.	08/17/2013	45.00	50	500
General Mills, Inc.	10/19/2013	50.00	25	2,025
Herbalife Ltd.	08/17/2013	50.00	100	1,700
Linn Energy LLC	08/17/2013	33.00	40	23,600
Materials Select Sector SPDR® Fund	09/21/2013	40.00	1,000	83,000
Newmont Mining Corp.
	09/21/2013	24.00	120	3,720
	09/21/2013	25.00	80	3,120
NIKE, Inc.	10/19/2013	62.50	59	13,688
PepsiCo, Inc.	10/19/2013	82.50	600	118,200
Ross Stores, Inc.	08/17/2013	60.00	39	97
SPDR® S&P 500® ETF Trust	08/17/2013	165.00	182	11,284
The Goldman Sachs Group, Inc.	10/19/2013	145.00	99	16,236

	Expiration Date	Exercise Price	Contracts	Value

Purchased Put Options (continued)
The Procter & Gamble Co.	10/19/2013	$77.50	500	$64,000
United Parcel Service, Inc.	10/19/2013	87.50	160	45,600
United Technologies Corp.	11/16/2013	95.00	200	25,600
Zynga, Inc.	09/21/2013	3.00	202	4,242

Total Purchased Put Options				663,784

TOTAL PURCHASED OPTIONS (Cost $2,502,446)				2,341,388

	Shares	Value

RIGHTS: 0.74%
Sanofi CVR, Expires: 12/31/2020(a)	519,157	976,015

TOTAL RIGHTS (Cost $902,443)		976,015

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (8.14%)
Money Market Fund (8.14%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	10,798,311	10,798,311

TOTAL SHORT TERM INVESTMENTS (Cost $10,798,311)			10,798,311

TOTAL INVESTMENTS (90.16%) (Cost $112,555,527)			119,603,298

Other Assets In Excess Of Liabilities (9.84%)			13,059,375

NET ASSETS (100.00%)			$132,662,673

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $5,094,786.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCK (-19.43%)
Communications (-1.62%)
Internet (-1.62%)
Equinix, Inc.	(5,600)	$(1,004,360)
Rackspace Hosting, Inc.	(4,388)	(198,732)
Shutterfly, Inc.	(13,919)	(745,919)
Vitacost.com, Inc.	(22,290)	(198,827)

		(2,147,838)

Total Communications		(2,147,838)

Consumer, Cyclical (-4.74%)
Apparel (-0.57%)
NIKE, Inc., Class B	(100)	(6,292)
Skechers U.S.A., Inc., Class A	(27,896)	(761,003)

		(767,295)

Entertainment (-0.83%)
International Speedway Corp., Class A	(18,300)	(619,455)
Vail Resorts, Inc.	(7,192)	(481,720)

		(1,101,175)

Housewares (-0.49%)
The Toro Co.	(13,100)	(645,568)

Retail (-2.85%)
Cabela’s, Inc.	(9,600)	(658,944)
Casey’s General Stores, Inc.	(14,400)	(953,712)
Darden Restaurants, Inc.	(1,000)	(49,050)
PetMed Express, Inc.	(77,600)	(1,299,800)
Ross Stores, Inc.	(2,465)	(166,314)
Tiffany & Co.	(8,200)	(651,982)

		(3,779,802)

Total Consumer, Cyclical		(6,293,840)

Consumer, Non-cyclical (-3.56%)
Beverages (-1.26%)
Beam, Inc.	(9,700)	(630,403)
The Boston Beer Co., Inc., Class A	(5,500)	(984,390)
Dr. Pepper Snapple Group, Inc.	(1,426)	(66,651)

		(1,681,444)

Food (-0.83%)
General Mills, Inc.	(600)	(31,200)
Kellogg Co.	(16,300)	(1,079,712)

		(1,110,912)

Healthcare-Products (-0.54%)
ResMed, Inc.	(15,000)	(714,750)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Consumer, Non-cyclical (continued)
Healthcare-Services (-0.60%)
Amedisys, Inc.	(63,300)	$(791,883)

Pharmaceuticals (-0.33%)
Neogen Corp.	(7,758)	(438,172)

Total Consumer, Non-cyclical		(4,737,161)

Energy (-0.45%)
Oil & Gas (-0.45%)
ConocoPhillips	(6,660)	(431,968)
Exxon Mobil Corp.	(992)	(93,000)
Linn Energy LLC	(2,560)	(69,248)

		(594,216)

Total Energy		(594,216)

Financials (-2.61%)
Banks (-0.14%)
Morgan Stanley	(6,700)	(182,307)

Diversified Financial Services (-0.32%)
Financial Engines, Inc.	(9,042)	(431,665)

Real Estate (-0.19%)
The St. Joe Co.	(10,988)	(249,208)

Real Estate Investment Trusts (-1.96%)
EastGroup Properties, Inc.	(10,632)	(657,695)
Equity One, Inc.	(16,997)	(393,311)
Post Properties, Inc.	(11,093)	(516,046)
Public Storage	(4,014)	(639,109)
Regency Centers Corp.	(7,318)	(385,878)

		(2,592,039)

Total Financials		(3,455,219)

Industrials (-5.82%)
Building Materials (-0.68%)
Texas Industries, Inc.	(14,440)	(897,302)

Electrical Components & Equipment (-0.48%)
Acuity Brands, Inc.	(7,300)	(631,450)

Machinery-Diversified (-1.45%)
Applied Industrial Technologies, Inc.	(12,400)	(646,784)
Graco, Inc.	(9,300)	(648,954)
Nordson Corp.	(8,700)	(627,792)

		(1,923,530)

Miscellaneous Manufacturing (-2.23%)
3M Co.	(2,800)	(328,804)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Industrials (continued)
AO Smith Corp.	(15,800)	$(652,856)
CLARCOR, Inc.	(11,600)	(637,768)
General Electric Co.	(14,826)	(361,310)
Trimas Corp.	(26,500)	(981,295)

		(2,962,033)

Transportation (-0.98%)
United Parcel Service, Inc., Class B	(14,914)	(1,294,535)

Total Industrials		(7,708,850)

Technology (-0.63%)
Computers (-0.63%)
Apple, Inc.	(800)	(362,000)
International Business Machines Corp.	(2,420)	(471,997)

		(833,997)

Total Technology		(833,997)

TOTAL COMMON STOCK (Proceeds $24,405,902)		(25,771,121)

EXCHANGE TRADED FUNDS (-25.18%)
Debt Funds (-11.92%)
iShares® Barclays 20+ Year Treasury Bond Fund	(59,604)	(6,419,351)
SPDR® Barclays Capital High Yield Bond ETF	(233,345)	(9,394,470)

		(15,813,821)

Equity Funds (-13.26%)
Consumer Staples Select Sector SPDR® Fund	(169,600)	(7,019,744)
iShares® Russell 2000® Index Fund	(41,004)	(4,250,884)
SPDR® S&P 500® ETF Trust	(37,500)	(6,324,750)

		(17,595,378)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $32,925,227)		(33,409,199)

TOTAL SECURITIES SOLD SHORT (Proceeds $57,331,129)		$(59,180,320)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN CALL OPTIONS (-1.46%)
3M Co.:
	08/17/2013	$105.00	(10)	$(12,500)
	10/19/2013	105.00	(6)	(7,800)
Apple, Inc.	01/18/2014	425.00	(16)	(69,200)
CBOE® SPX® Volatility:
	09/18/2013	20.00	(120)	(7,800)
	09/18/2013	25.00	(160)	(6,400)
Dollar General Corp.	11/16/2013	55.00	(400)	(156,000)
Health Care Select Sector SPDR® Fund	09/21/2013	48.00	(800)	(284,000)
Herbalife Ltd.:
	11/16/2013	55.00	(400)	(534,000)
	08/02/2013	60.00	(329)	(208,915)
McDonald’s Corp.:
	10/19/2013	90.00	(8)	(6,640)
	12/21/2013	90.00	(134)	(113,900)
Ross Stores, Inc.	08/17/2013	65.00	(14)	(4,480)
SPDR® S&P 500® ETF Trust	09/21/2013	161.00	(300)	(267,300)
Technology Select Sector SPDR® Fund	12/21/2013	31.00	(43)	(6,407)
United Parcel Service, Inc.	08/17/2013	90.00	(36)	(468)
United Technologies Corp.	11/16/2013	97.50	(200)	(191,000)
Zynga, Inc.:
	09/21/2013	3.00	(175)	(3,325)
	01/18/2014	3.00	(1,200)	(50,400)
	01/18/2014	7.00	(1,476)	(4,428)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,064,721)				(1,934,963)

WRITTEN PUT OPTIONS (-0.25%)
American Tower Corp.	10/19/2013	67.50	(200)	(41,000)
Bristol-Myers Squibb Co.	01/17/2015	30.00	(50)	(7,275)
Cheniere Energy, Inc.	08/17/2013	23.00	(80)	(880)
Direxion Daily Gold Miners Bull 3x Shares
	01/17/2015	5.00	(31)	(6,820)
	01/17/2015	10.00	(119)	(69,020)
	01/17/2015	11.00	(2)	(1,320)
Dollar General Corp.	11/16/2013	49.00	(160)	(26,000)
Exxon Mobil Corp.
	01/18/2014	80.00	(35)	(2,975)
	01/17/2015	80.00	(35)	(13,650)
Health Care Select Sector SPDR® Fund	09/21/2013	48.00	(800)	(18,400)
Herbalife Ltd.
	08/17/2013	46.00	(200)	(2,000)

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS (-0.25%) (continued)
	08/17/2013	$52.50	(10)	$(250)
	08/02/2013	55.00	(29)	(174)
	08/17/2013	55.00	(2)	(90)
	09/21/2013	55.00	(30)	(180)
International Business Machines Corp.	10/19/2013	185.00	(4)	(1,240)
Linn Energy LLC	08/17/2013	30.00	(80)	(27,200)
Newmont Mining Corp.	09/21/2013	22.00	(400)	(6,000)
Nucor Corp.	01/17/2015	40.00	(38)	(13,110)
Pfizer, Inc.	01/17/2015	22.00	(66)	(5,280)
Raytheon Co.	01/17/2015	57.50	(26)	(6,500)
SPDR® S&P 500® ETF Trust	08/17/2013	168.00	(140)	(18,060)
Technology Select Sector SPDR® Fund	01/17/2015	26.00	(233)	(26,679)
The Goldman Sachs Group, Inc.	10/19/2013	135.00	(198)	(15,840)
True Religion Apparel, Inc.	10/19/2013	22.00	(500)	–
United Parcel Service, Inc.	08/17/2013	87.50	(28)	(4,480)
United Technologies Corp.	11/16/2013	87.50	(400)	(22,400)

TOTAL WRITTEN PUT OPTIONS (Premiums received $856,786)				(336,823)

TOTAL WRITTEN OPTIONS (Premiums received $1,921,507)				$(2,271,786)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund(a)	Rate Paid to the Fund(b	Termination Date	Unrealized Depreciation

Merrill Lynch	Crocodile Gold Group	47,624	0.59193%	N/A	04/05/2014	$(1,377)

						$(1,377)

(a)	US 1 Month LIBOR as of last reset + 0.40%
(b)	The Fund receives dividend payments based on any dividend activity of the Reference Obligation.

Common Abbreviations:

ADR - American Depository Receipt.

CBOE- Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

Libor - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX LONG SHORT EQUITY
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (84.76%)
Basic Materials (2.91%)
Chemicals (0.55%)
Aceto Corp.(a)	2,500	$38,800
OMNOVA Solutions, Inc.(a)(b)	6,000	48,360

		87,160

Forest Products & Paper (1.56%)
Domtar Corp.(a)	1,000	69,510
Schweitzer-Mauduit International, Inc.(a)	3,250	175,955

		245,465

Iron/Steel (0.44%)
Allegheny Technologies, Inc.(a)	2,500	68,925

Mining (0.36%)
Silver Wheaton Corp.(a)	2,500	57,425

Total Basic Materials		458,975

Communications (6.76%)
Advertising (0.52%)
Millennial Media, Inc.(a)(b)	8,250	81,758

Internet (1.43%)
CyrusOne, Inc., REIT(a)	3,000	61,050
Google, Inc., Class A(b)	25	22,190
Liquidity Services, Inc.(a)(b)	2,250	64,125
Safeguard Scientifics, Inc.(b)	2,500	37,375
Zix Corp.(b)	9,000	40,500

		225,240

Media (1.19%)
Cumulus Media, Inc., Class A(a)(b)	34,000	145,520
Entercom Communications Corp., Class A(b)	4,250	41,693

		187,213

Telecommunications (3.62%)
Alcatel-Lucent, Sponsored ADR(b)	52,500	133,350
Allot Communications Ltd.(b)	1,250	18,287
Extreme Networks, Inc.(b)	13,500	58,455
IPG Photonics Corp.	1,000	60,900
Neonode, Inc.(a)(b)	26,000	202,540
Vonage Holdings Corp.(b)	9,250	29,785
Vringo, Inc.(a)(b)	21,000	66,150

		569,467

Total Communications		1,063,678

	Shares	Value

Consumer, Cyclical (9.46%)
Airlines (1.39%)
Spirit Airlines, Inc.(a)(b)	6,612	$218,527

Auto Parts & Equipment (1.70%)
Gentherm, Inc.(a)(b)	6,000	122,400
Lear Corp.	250	17,317
Motorcar Parts of America, Inc.(a)(b)	7,605	65,783
Tower International, Inc.(b)	2,750	61,353

		266,853

Home Builders (0.25%)
KB Home	2,250	39,938

Home Furnishings (1.31%)
Harman International Industries, Inc.	1,500	90,795
Hooker Furniture Corp.	1,750	29,417
Select Comfort Corp.(a)(b)	3,750	85,688

		205,900

Retail (4.81%)
Big 5 Sporting Goods Corp.	2,500	50,675
Cache, Inc.(b)	10,500	44,100
Denny’s Corp.(a)(b)	20,000	113,800
Dollar Tree, Inc.(a)(b)	1,250	67,062
Ezcorp, Inc., Class A(a)(b)	8,000	144,640
Haverty Furniture Cos, Inc.(a)	3,500	91,000
The Pantry, Inc.(a)(b)	11,500	143,175
Texas Roadhouse, Inc.(a)	2,250	54,990
Vitamin Shoppe, Inc.(b)	1,000	48,030

		757,472

Total Consumer, Cyclical		1,488,690

Consumer, Non-cyclical (17.49%)
Biotechnology (1.09%)
Gilead Sciences, Inc.(b)	750	46,088
Ligand Pharmaceuticals, Inc., Class B(b)	1,500	71,070
The Medicines Co.(a)(b)	1,750	54,075

		171,233

Commercial Services (5.25%)
Cenveo, Inc.(a)(b)	12,500	30,500
Corinthian Colleges, Inc.(a)(b)	21,500	48,160
Deluxe Corp.(a)	7,000	287,070
FTI Consulting, Inc.(b)	1,000	37,260
KAR Auction Services, Inc.(a)	3,750	95,400
PHH Corp.(b)	2,500	56,650
RR Donnelley & Sons Co.	2,500	47,475
Steiner Leisure Ltd.(a)(b)	1,250	72,425
TravelCenters of America LLC(a)(b)	5,750	64,860
United Rentals, Inc.(a)(b)	1,500	85,980

		825,780

	Shares	Value

Consumer, Non-cyclical (continued)
Cosmetics/Personal Care (0.19%)
Colgate-Palmolive Co.	500	$29,935

Food (1.28%)
Safeway, Inc.	2,250	58,028
SUPERVALU, Inc.(a)(b)	18,000	144,180

		202,208

Healthcare-Products (5.42%)
MiMedx Group, Inc.(a)(b)	14,000	87,640
Sirona Dental Systems, Inc.(a)(b)	1,000	70,600
Stryker Corp.(a)	1,000	70,460
TearLab Corp.(a)(b)	21,000	297,150
Trinity Biotech PLC, Sponsored ADR(a)	13,500	262,980
Vascular Solutions, Inc.(a)(b)	4,000	64,640

		853,470

Healthcare-Services (1.65%)
Emeritus Corp.(a)(b)	2,250	52,177
LifePoint Hospitals, Inc.(b)	1,000	49,160
RadNet, Inc.(a)(b)	30,850	85,763
UnitedHealth Group, Inc.(a)	1,000	72,850

		259,950

Household Products/Wares (1.61%)
SodaStream International Ltd.(b)	1,500	97,620
Spectrum Brands Holdings, Inc.(a)	2,750	155,155

		252,775

Pharmaceuticals (1.00%)
Abbott Laboratories	1,000	36,630
Akorn, Inc.(b)	2,500	35,475
Express Scripts Holding Co.(b)	750	49,162
Salix Pharmaceuticals Ltd.(a)(b)	500	36,950

		158,217

Total Consumer, Non-cyclical		2,753,568

Energy (4.67%)
Oil & Gas (4.67%)
EPL Oil & Gas, Inc.(a)(b)	2,250	72,360
Gran Tierra Energy, Inc.(a)(b)	58,000	356,700
HollyFrontier Corp.	1,000	45,550
Miller Energy Resources, Inc.(b)	6,500	32,435
Parker Drilling Co.(a)(b)	6,000	36,420
Penn Virginia Corp.(a)(b)	12,500	63,000
Superior Energy Services, Inc.(b)	2,750	70,455
Vantage Drilling Co.(a)(b)	31,750	58,420

		735,340

Total Energy		735,340

	Shares	Value

Financials (27.16%)
Banks (0.24%)
Banco Latinoamericano de Comercio Exterior SA, Class E(a)	1,500	$37,785

Diversified Financial Services (13.50%)
AerCap Holdings NV(a)(b)	14,750	258,420
DFC Global Corp.(a)(b)	26,250	406,612
Ellie Mae, Inc.(a)(b)	2,500	58,875
Encore Capital Group, Inc.(a)(b)	7,250	281,735
Federal Agricultural Mortgage Corp., Class C(a)	5,650	175,658
Fly Leasing Ltd., ADR	3,250	46,930
Nationstar Mortgage Holdings, Inc.(a)(b)	8,000	370,240
Nelnet, Inc., Class A(a)	2,250	87,480
Ocwen Financial Corp.(a)(b)	8,400	400,008
Regional Management Corp.(a)(b)	1,250	38,638

		2,124,596

Insurance (6.68%)
Assured Guaranty Ltd.(a)	5,000	108,200
Crawford & Co., Class A	2,500	16,475
HCI Group, Inc.(a)	3,250	118,625
Lincoln National Corp.(a)	2,500	104,175
Maiden Holdings Ltd.	5,500	66,880
MBIA, Inc.(a)(b)	22,000	297,000
MetLife, Inc.	3,000	145,260
National Western Life Insurance Co., Class A(a)	650	139,068
United Insurance Holdings Corp.	7,500	56,325

		1,052,008

Investment Companies (1.14%)
KKR Financial Holdings LLC(a)	17,000	179,690

Private Equity (2.04%)
American Capital Ltd.(a)(b)	23,497	320,969

Real Estate Investment Trusts (2.02%)
American Capital Agency Corp.	2,500	56,325
Ashford Hospitality Trust, Inc.(a)	12,250	142,957
Digital Realty Trust, Inc.	1,000	55,290
New Residential Investment Corp.	4,750	31,493
Sunstone Hotel Investors, Inc.(a)(b)	2,500	32,350

		318,415

Savings & Loans (1.15%)
Flagstar Bancorp, Inc.(a)(b)	11,000	180,400

Specialty Finance (0.39%)
Harbinger Group, Inc.(a)(b)	7,750	61,690

Total Financials		4,275,553

	Shares	Value

Industrials (9.70%)
Electrical Components & Equipment (0.99%)
EnerSys, Inc.(a)	1,500	$79,380
General Cable Corp.	1,250	39,400
PowerSecure International, Inc.(b)	2,250	36,630

		155,410

Electronics (1.29%)
Coherent, Inc.(a)	1,000	56,680
Flextronics International Ltd.(b)	5,500	47,630
Methode Electronics, Inc.	2,500	47,225
Tech Data Corp.(a)(b)	1,000	51,340

		202,875

Engineering & Construction (1.94%)
AECOM Technology Corp.(b)	1,500	50,850
McDermott International, Inc.(a)(b)	6,500	56,225
Tutor Perini Corp.(a)(b)	10,000	197,800

		304,875

Machinery-Construction & Mining (0.39%)
Joy Global, Inc.(a)	1,250	61,875

Machinery-Diversified (1.04%)
AGCO Corp.	750	42,187
The Manitowoc Co. Inc	2,750	56,458
Power Solutions International, Inc.(a)(b)	1,500	65,715

		164,360

Metal Fabricate/Hardware (0.31%)
Valmont Industries, Inc.(a)	350	48,874

Miscellaneous Manufacturing (0.78%)
Crane Co.(a)	1,000	60,900
Park-Ohio Holdings Corp.(a)(b)	1,750	61,477

		122,377

Packaging & Containers (0.40%)
Berry Plastics Group, Inc.(a)(b)	2,750	63,415

Transportation (2.27%)
Aegean Marine Petroleum Network, Inc.(a)	34,000	319,940
Heartland Express, Inc.	2,500	36,800

		356,740

Trucking & Leasing (0.29%)
Greenbrier Cos, Inc.(b)	2,000	45,740

Total Industrials		1,526,541

	Shares	Value

Insurance (0.14%)
Property & Casualty Insurance (0.14%)
Tower Group International Ltd.(b)	1,000	$21,870

Total Insurance		21,870

Technology (6.47%)
Computers (1.11%)
Icad, Inc.(b)	6,750	38,880
Quantum Corp.(b)	41,000	65,600
Synaptics, Inc.(a)(b)	1,750	70,000

		174,480

Semiconductors (4.32%)
Axcelis Technologies, Inc.(b)	17,500	38,150
GT Advanced Technologies, Inc.(a)(b)	21,500	111,585
Kulicke & Soffa Industries, Inc.(b)	4,750	55,432
Magnachip Semiconductor Corp.(a)(b)	5,750	118,220
Mattson Technology, Inc.(b)	13,750	30,800
PLX Technology, Inc.(b)	8,000	43,840
Silicon Motion Technology Corp., ADR	10,600	126,564
Skyworks Solutions, Inc.(a)(b)	6,500	156,130

		680,721

Software (1.04%)
Aspen Technology, Inc.(a)(b)	2,000	65,080
MedAssets, Inc.(a)(b)	3,500	76,195
Tangoe, Inc.(b)	1,250	22,575

		163,850

Total Technology		1,019,051

TOTAL COMMON STOCKS (Cost $11,819,566)		13,343,266

PREFERRED STOCKS (0.02%)
Financials (0.02%)
Insurance (0.02%)
HCI Group, Inc., 7.000%, 12/31/2049 (a)	97	3,348

Total Financials		3,348

TOTAL PREFERRED STOCKS (Cost $2,134)		3,348

EXCHANGE TRADED FUNDS (8.00%)
Equity Funds (8.00%)
iShares® Dow Jones® U.S. Technology Sector Index Fund(a)	8,000	617,920
iShares® Nasdaq® Biotechnology Index Fund(a)	3,000	593,490

		Shares	Value

Exchange Traded Funds (continued)
Market Vectors® Gold Miners ETF		1,750	$47,180

			1,258,590

TOTAL EXCHANGE TRADED FUNDS (Cost $1,088,717)			1,258,590

		Shares	Value

RIGHTS: 0.15%
Sanofi CVR, Expires: 12/31/2020(a)(b)		12,500	23,500

TOTAL RIGHTS (Cost $22,829)			23,500

		Shares	Value

WARRANTS: 1.02%
EnteroMedics, Inc., Strike Price: $1.90, Expires: 09/28/2016		19,964	1,475
TearLab Corp., Strike Price: $1.86, Expires: 06/30/2016		13,005	159,832

TOTAL WARRANTS (Cost $89,257)			161,307

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (30.22%)
Money Market Fund (30.22%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	4,756,566	4,756,566

TOTAL SHORT TERM INVESTMENTS (Cost $4,756,566)			4,756,566

TOTAL INVESTMENTS (124.17%) (Cost $17,779,069)			19,546,577

Liabilities in Excess of Other Assets (-24.17%)			(3,804,664)

NET ASSETS (100.00%)			$15,741,913

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $10,024,434.
(b)	Non-income producing security.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN CALL OPTIONS (-0.07%)
Amedisys, Inc.	08/17/2013	12.00	(45)	(3,195)
Manitowoc Co Inc/The	09/21/2013	21.00	(25)	(2,375)
SUPERVALU Inc	09/21/2013	8.00	(100)	(5,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $12,273)				(10,570)

TOTAL WRITTEN OPTIONS (Premiums received $12,273)				$(10,570)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty: Bank of America Merrill Lynch

Reference Obligation: Whitebox Long/Short Equity Fund - Basket of Securities

			Unrealized
		Notional	Appreciation/
	Shares	Amount	(Depreciation)

Acuity Brands, Inc.	(500)	$(43,250)	$(285)
Amedisys, Inc.	(19,500)	(243,945)	(20,280)
Ampco-Pittsburgh Corp.	(2,375)	(45,695)	1,520
AO Smith Corp.	(1,250)	(51,650)	(2,596)
Applied Industrial Technologies, Inc.	(1,000)	(52,160)	(150)
Arrow Financial Corp.	(3,500)	(92,190)	(385)
Astec Industries, Inc.	(1,500)	(52,500)	2,865
AvalonBay Communities, Inc., REIT	(1,500)	(203,010)	6,495
Bank of the Ozarks, Inc.	(2,750)	(131,395)	(5,170)
BankFinancial Corp.	(4,500)	(38,700)	2,017
Bankrate, Inc.	(2,500)	(44,274)	–
BJ’s Restaurants, Inc.	(750)	(26,730)	3,030
Blackberry Ltd.	(4,750)	(41,943)	2,510
Brady Corp., Class A	(1,250)	(41,588)	(610)
Briggs & Stratton Corp.	(1,500)	(30,375)	2,424
Campbell Soup Co.	(1,250)	(58,500)	(633)
Cape Bancorp, Inc.	(3,000)	(28,140)	60
Capital Senior Living Corp.	(1,000)	(23,040)	1,921
Casey’s General Stores, Inc.	(500)	(33,115)	(255)
Cavco Industries, Inc.	(4,500)	(246,555)	(1,980)
Cepheid, Inc.	(4,000)	(139,480)	(1,549)
Citi Trends, Inc.	(5,000)	(70,450)	3,850
Citizens, Inc.	(8,000)	(57,120)	(1,680)
Cohen & Steers, Inc.	(1,500)	(51,555)	3,637
Consolidated-Tomoka Land Co.	(500)	(19,425)	(80)
Constant Contact, Inc.	(4,250)	(81,558)	(6,970)
Consumer Discretionary Select Sector SPDR® Fund	(7,000)	(415,310)	932
Consumer Staples Select Sector SPDR® Fund	(4,500)	(186,255)	523
Corvel Corp.	(2,000)	(67,780)	(4,900)
Craft Brew Alliance, Inc.	(4,500)	(40,500)	4,410
Deltic Timber Corp.	(3,000)	(180,990)	18,240
Donaldson Co., Inc.	(750)	(27,188)	1,125
El Paso Electric Co.	(1,300)	(49,101)	871
Electro Rent Corp.	(3,750)	(67,050)	3,069
Energy Recovery, Inc.	(23,000)	(100,510)	230
Equity One, Inc., REIT	(7,250)	(167,765)	3,045
Essex Property Trust, Inc., REIT	(1,250)	(201,612)	5,386
FactSet Research Systems, Inc.	(750)	(81,885)	(1,207)
First Cash Financial Services, Inc.	(750)	(40,050)	(1,960)
Forrester Research, Inc.	(7,050)	(247,314)	25,028
Gogo, Inc.	(4,250)	(51,128)	8,372
Griffin Land & Nurseries, Inc.	(1,000)	(31,820)	(670)
Harsco Corp.	(2,000)	(51,520)	(1,020)
Hawkins, Inc.	(2,500)	(96,875)	8,950
Health Care Select Sector SPDR® Fund	(4,250)	(216,750)	(4,547)
HeartWare International, Inc.	(250)	(23,105)	780
Hudson Technologies, Inc.	(12,000)	(28,200)	3,871
Hudson Valley Holding Corp.	(2,500)	(51,800)	(4,516)
inContact, Inc.	(4,000)	(33,920)	1,120
Industrial Select Sector SPDR® Fund	(8,250)	(372,570)	(4,045)
Interactive Intelligence Group, Inc.	(1,000)	(56,800)	490
Interface, Inc.	(1,750)	(33,233)	(488)

			Unrealized
		Notional	Appreciation/
	Shares	Amount	(Depreciation)

International Speedway Corp., Class A	(1,500)	$(50,775)	$1,050
iShares® Russell 2000® Index Fund	(40,000)	(4,146,800)	(3,600)
L-3 Communications Holdings, Inc.	(750)	(69,863)	(1,718)
Landauer, Inc.	(1,000)	(49,270)	(520)
Luminex Corp.	(1,000)	(19,910)	3,300
McGrath RentCorp	(1,500)	(51,360)	330
Middlesex Water Co.	(4,250)	(89,845)	2,034
Neogen Corp.	(9,000)	(508,320)	18,540
Nordson Corp.	(500)	(36,080)	842
Papa John’s International, Inc.	(750)	(50,145)	2,063
Pentair Ltd.	(1,000)	(61,080)	(200)
PetMed Express, Inc.	(20,000)	(335,000)	(56,599)
PMFG, Inc.	(1,750)	(13,300)	(315)
Raven Industries, Inc.	(4,000)	(122,640)	3,200
Regency Centers Corp., REIT	(7,250)	(382,292)	(51)
Rentrak Corp.	(1,000)	(21,480)	(360)
Ritchie Bros Auctioneers, Inc.	(3,000)	(57,750)	(900)
RLI Corp.	(5,500)	(453,970)	4,097
Sanderson Farms, Inc.	(2,500)	(176,600)	2,300
Simpson Manufacturing Co., Inc.	(1,250)	(41,275)	(1,863)
Skechers U.S.A. Inc., Class A	(1,750)	(47,740)	(481)
Spark Networks, Inc.	(3,500)	(28,980)	1,344
Sun Bancorp, Inc.	(10,000)	(33,200)	1,700
Sun Hydraulics Corp.	(2,250)	(70,762)	2,273
Tenet Healthcare Corp.	(750)	(33,487)	(705)
Texas Capital Bancshares, Inc.	(1,250)	(56,862)	2,538
Texas Industries, Inc.	(5,000)	(310,700)	11,189
The Boston Beer Co., Inc., Class A	(1,000)	(178,980)	1,740
The Gorman-Rupp Co.	(4,000)	(138,920)	(5,360)
The St. Joe Co.	(16,750)	(379,890)	1,656
The Toro Co.	(1,000)	(49,280)	(260)
Tootsie Roll Industries, Inc.	(10,500)	(355,530)	1,224
Trimas Corp.	(1,750)	(64,802)	1,208
United Bankshares, Inc.	(2,500)	(70,800)	(1,025)
United Parcel Service, Inc., Class B	(1,000)	(86,800)	(1,320)
Uranium Energy Corp.	(5,500)	(12,705)	(770)
Vail Resorts, Inc.	(1,500)	(100,470)	(1,370)
ViewPoint Financial Group, Inc.	(8,500)	(183,345)	2,550
Vitacost.com, Inc.	(17,500)	(156,100)	(4,200)
WD-40 Co.	(4,250)	(244,417)	5,013
West Pharmaceutical Services, Inc.	(1,500)	(110,640)	(1,690)
Woodward, Inc.	(750)	(30,690)	608
York Water Co.	(1,600)	(33,728)	(80)

		$(14,385,957)	$38,207

(a)	The Fund receives monthly payments based on the total return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation at a rate equal to 1-Month LIBOR plus 40 Bps. The Termination Date for all Reference Obligations is November 6, 2013.

Common Abbreviations:

ADR - American Depository Receipt.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA – Generally designated corporations in various countries, mostly those employing civil law.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

July 31, 2013 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund and Whitebox Long Short Equity Fund (the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011. The investment objective is to provide investors with a high level of total investment return, consistent with prudent investment management. Whitebox Long Short Equity Fund commenced operations on November 1, 2012. The investment objective is to provide investors with a positive return regardless of the direction of the U.S. equity markets. The Funds are classified as non-diversified as defined in the 1940 Act.

The Funds are authorized to issue its shares in three share classes – Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Whitebox Advisors, LLC (the “Advisor) pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These, foreign equity securities are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Board of Trustees may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Funds’ net asset value are calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 –

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2013:

Whitebox Tactical Opportunities

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$74,987,529	$–	$–	$74,987,529

Exchange Traded Funds	30,500,055	–	–	30,500,055
Purchased Options	2,341,388	–	–	2,341,388
Rights	976,015	–	–	976,015

Short Term Investments	10,798,311	–	–	10,798,311

Total	$119,603,298	$–	$–	$119,603,298

Other Financial Instruments

Liabilities
Securities Sold Short
Common Stocks(a)	$(25,771,121)	$–	$–	$(25,771,121)

Exchange Traded Funds	(33,409,199)	–	–	(33,409,199)
Written Options	$(2,271,785)	$–	$–	$(2,271,785)

Total Return Swap Contracts	–	$(1,377)	$–	(1,377)

Total	$(61,452,105)	$(1,377)	$–	$(61,453,482)

Whitebox Long Short Equity

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)
Insurance	$–	$21,870	$–	$21,870
Other	13,321,396	–	–	13,321,396
Preferred Stocks	3,348	–	–	3,348

Exchange Traded Funds	1,258,590	–	–	1,258,590
Rights	23,500	–	–	23,500
Warrants	–	161,307	–	161,307

Short Term Investments	4,756,566	–	–	4,756,566

Total	$19,363,400	$183,177	$–	$19,546,577

Other Financial Instruments

Assets

Total Return Swap Contracts	$–	$38,207	$–	$38,207
Liabilities
Written Options	$(10,570)	$–	$–	$(10,570)

Total	$(10,570)	$38,207	$–	$27,637

(a)	For detailed descriptions of industries, see the accompanying Statement of Investments.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013. For the period ended July 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

4. DERIVATIVE INSTRUMENTS

The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Funds may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Purchased and Written Options: Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Funds’ total return. The Funds could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Funds were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the nine months ended July 31, 2013 was as follows:

Whitebox Tactical Opportunities Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, October 31, 2012	526	$106,015	255	$48,308
Positions opened	11,543	2,100,868	7,332	1,398,537
Exercised	(364)	(29,417)	(920)	(136,029)
Expired	(2,383)	(327,314)	(2,200)	(336,824)
Closed	(3,506)	(785,431)	(571)	(117,206)
Split	11	-	-	-

Outstanding, July 31, 2013	5,827	$1,064,721	3,896	$856,786

Market Value, July 31, 2013		$(1,934,963)		$(336,823)

Whitebox Long Short Equity Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, November 1, 2012 (1)	-	$-	-	$-
Positions opened	573	30,274	195	11,208
Exercised	(26)	(2,750)	(50)	(4,710)
Expired	(152)	(4,763)	(125)	(5,788)
Closed	(225)	(10,488)	(20)	(710)
Split	-	-	-	-

Outstanding, July 31, 2013	170	$12,273	-	$-

Market Value, July 31, 2013		$(10,570)		$-

(1) The Fund’s inception date was November 1, 2012.

The number of options contracts held at July 31, 2013 is representative of options contracts activity during the period ended July 31, 2013.

Total Return Swaps: In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Total Return Swaps. Each Fund may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Use of Segregated and Other Special Accounts: Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation (determined each business day) must be designated.

5. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2013, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales and to the differing treatment of certain investments under income tax regulations and GAAP.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities Fund	$112,873,961	$10,746,084	$(4,016,747)	$6,729,337
Whitebox Long Short Equity Fund	$17,941,776	$1,819,851	$(215,050)	$1,604,801

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce Nordin
Bruce Nordin
President

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Nordin
Bruce Nordin
President

Date:	September 27, 2013

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	September 27, 2013